Goodwill And Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011
Finite-Lived Intangible Assets And Liabilities [Line Items]
Amortization expense	$ 11.4	$ 12.1
Expected amortization of intangible assets in next year	$ 10.9